N-2 - $ / shares			3 Months Ended
		Feb. 09, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024 [2]	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001501072
Amendment Flag		false
Entity Inv Company Type		N-2
Investment Company Act File Number		811-22472
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		40
Entity Registrant Name		RIVERNORTH OPPORTUNITIES FUND, INC.
Entity Address, Address Line One		360 South Rosemary Avenue
Entity Address, Address Line Two		Suite 1420
Entity Address, City or Town		West Palm Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33401
City Area Code		303
Local Phone Number		623-2577
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, STRATEGIES AND POLICIES

The information in “Investment Objective, Strategies and Policies” is set forth in the Fund’s annual report on Form N-CSR for the year ended June 30, 2025 in the section entitled “Summary of Updated Information Regarding the Fund,” which is incorporated by reference into this Prospectus, and in any future filings we may file with the SEC that are incorporated by reference into this Prospectus. See “Incorporation by Reference” below for more information.

Risk Factors [Table Text Block]

RISKS

The information in “Risks” is set forth in the Fund’s most recent annual report on Form N-CSR for the year ended June 30, 2025 in the section entitled “Summary of Updated Information Regarding the Fund – Risk Factors”, which is incorporated by reference into this Prospectus, and in any future filings we may file with the SEC that are incorporated by reference into this Prospectus. See “Incorporation by Reference” below for more information.

Effects of Leverage [Text Block]

USE OF LEVERAGE

The information in “Use of Leverage” is set forth in the Fund’s most recent annual report on Form N-CSR for the year ended June 30, 2025 in the section entitled “Summary of Updated Information Regarding the Fund”, which is incorporated by reference into this Prospectus, and in any future filings we may file with the SEC that are incorporated by reference into this Prospectus. See “Incorporation by Reference” below for more information.

Share Price [Table Text Block]
Quarter Ended		Market Price(1)		NAV(2)		Market Premium (Discount) to NAV(3)
		High	Low	Market High	Market Low	Market High	Market Low
2021	October 31	$18.75	$16.71	$17.12	$16.87	9.52%	-0.95%
	July 31	$18.75	$16.75	$17.24	$17.02	8.76%	-1.59%
	April 30	$17.88	$16.71	$17.23	$16.61	3.77%	0.60%
	January 31	$17.07	$13.81	$16.48	$14.53	3.58%	-4.96%
2022	October 31	$15.20	$11.85	$13.82	$12.29	9.99%	-3.58%
	July 31	$15.10	$12.56	$14.06	$13.01	7.40%	-3.46%
	April 30	$16.68	$14.78	$15.87	$15.31	5.10%	-3.46%
	January 31	$17.69	$14.86	$17.09	$15.64	3.51%	-4.99%
2023	October 31	$11.51	$9.67	$12.28	$11.27	-6.27%	-14.20%
	July 31	$11.51	$10.96	$12.32	$12.23	-6.57%	-10.38%
	April 30	$12.50	$10.89	$12.82	$12.24	-2.50%	-11.03%
	January 31	$13.29	$11.74	$12.73	$12.30	4.40%	-4.55%
2024	December 31	$12.95	$11.48	$12.77	$12.22	1.41%	-6.06%
	September 30	$12.92	$11.81	$12.78	$12.32	1.10%	-4.14%
	June 30(4)	$12.32	$11.94	$12.66	$12.34	-2.69%	-3.24%
	April 30	$12.09	$11.26	$12.68	$12.14	-4.65%	-7.25%
	January 31	$11.55	$9.94	$12.51	$11.44	-7.67%	-13.11%
2025	December 31	$11.98	$11.14	$12.99	$12.37	-7.78%	-9.92%
	September 30	$12.50	$11.93	$12.67	$12.84	-1.34%	-7.09%
	June 30	$12.26	$10.42	$12.51	$11.38	-2.00%	-8.44%
	March 31	$12.49	$11.64	$12.69	$12.15	-1.58%	-4.20%

(1)	Based on high and low closing market price for the respective quarter.

(2)	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

(3)	Calculated based on the information presented.

(4)	For the fiscal quarter from May 1, 2024 to June 30, 2024 due to the change in the fiscal year end effective May 15, 2024.

The last reported sale price, NAV per share and percentage discount to NAV per share of the common shares as of December 31, 2025 were $11.74, $12.54 and 6.4%, respectively. As of that same date, the Fund had 21,472,248 common shares outstanding and net assets of the Fund were $343,214,641.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table provides information about the Fund’s outstanding securities as of December 31, 2025:

Title of Class	Shares Authorized	Shares Held by the Fund or for Its Account	Shares Outstanding
Common Stock	33,590,000	-	27,371,263
Series A Preferred Stock	3,910,000		3,910,000

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		360 South Rosemary Avenue
Entity Address, Address Line Two		Suite 1420
Entity Address, City or Town		West Palm Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33401
Contact Personnel Name		Marcus L. Collins
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid	[1]		$ 11.14	$ 11.93	$ 10.42	$ 11.64	$ 11.48	$ 11.81	$ 11.94	$ 11.26	$ 9.94	$ 9.67	$ 10.96	$ 10.89	$ 11.74	$ 11.85	$ 12.56	$ 14.78	$ 14.86	$ 16.71	$ 16.75	$ 16.71	$ 13.81
Highest Price or Bid	[1]		11.98	12.50	12.26	12.49	12.95	12.92	12.32	12.09	11.55	11.51	11.51	12.50	13.29	15.20	15.10	16.68	17.69	18.75	18.75	17.88	17.07
Lowest Price or Bid, NAV	[3]		12.37	12.84	11.38	12.15	12.22	12.32	12.34	12.14	11.44	11.27	12.23	12.24	12.30	12.29	13.01	15.31	15.64	16.87	17.02	16.61	14.53
Highest Price or Bid, NAV	[3]		$ 12.99	$ 12.67	$ 12.51	$ 12.69	$ 12.77	$ 12.78	$ 12.66	$ 12.68	$ 12.51	$ 12.28	$ 12.32	$ 12.82	$ 12.73	$ 13.82	$ 14.06	$ 15.87	$ 17.09	$ 17.12	$ 17.24	$ 17.23	$ 16.48
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[4]		(7.78%)	(1.34%)	(2.00%)	(1.58%)	1.41%	1.10%	(2.69%)	(4.65%)	(7.67%)	(6.27%)	(6.57%)	(2.50%)	4.40%	9.99%	7.40%	5.10%	3.51%	9.52%	8.76%	3.77%	3.58%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[4]		(9.92%)	(7.09%)	(8.44%)	(4.20%)	(6.06%)	(4.14%)	(3.24%)	(7.25%)	(13.11%)	(14.20%)	(10.38%)	(11.03%)	(4.55%)	(3.58%)	(3.46%)	(3.46%)	(4.99%)	(0.95%)	(1.59%)	0.60%	(4.96%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Common Shares

The Common Shares to be issued in an offering will be, upon payment as described in this Prospectus, fully paid and non-assessable. The Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each share has equal voting, dividend, distribution and liquidation rights.

Common Stockholders are entitled to receive dividends if and when the Board declares dividends from funds legally available. Whenever Preferred Shares or borrowings are outstanding, Common Stockholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on any Preferred Shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution as described above.

In the event of the Fund’s liquidation, dissolution or winding up, Common Stockholders would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of Preferred Shares, if any Preferred Shares are outstanding at such time.

Common Stockholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that, if no Preferred Shares were outstanding, the holders of more than 50% of the Common Shares would elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares would not be able to elect any Directors. Holders of outstanding Preferred Shares are entitled to vote as a separate class on a one-vote-per-share basis to elect two Directors of the Fund at all times. Holders of Common Shares and Preferred Shares, voting together as a single class, shall elect the balance of the Fund’s Directors.

The Fund’s Charter authorizes the Board to classify and reclassify any unissued Common Shares into other classes or series of stock. Prior to issuance of shares of each class or series, the Board is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board could authorize the issuance of stock of a class of series with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the Fund’s Common Shares or otherwise be in their best interest. As of the date of this Prospectus, the Fund has no plans to classify or reclassify any unissued Common Shares.

Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the NAV of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such a sale is made in connection with an offering to existing holders of shares of common stock or with the consent of a majority of its common stockholders. The Fund may, from time to time, seek the consent of Common Stockholders to permit the issuance and sale by the Fund of Common Shares at a price below the Fund’s then- current NAV, subject to certain conditions. If such consent is obtained, the Fund may, contemporaneous with and in no event more than one year following the receipt of such consent, sell Common Shares at a price below NAV in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of Common Stockholders obtained by the Fund and the applicable conditions imposed on the issuance and sale by the Fund of Common Shares at a price below NAV will be disclosed in the Prospectus Supplement relating to any such offering of Common Shares at a price below NAV. Until such consent of Common Stockholders, if any, is obtained, the Fund may not sell Common Shares at a price below NAV. Because the Fund’s advisory fee is based upon average Managed Assets, the Adviser’s interest in recommending the issuance and sale of Common Shares at a price below NAV may conflict with the interests of the Fund and its Common Stockholders.

Security Title [Text Block]		Common Shares
Security Dividends [Text Block]		Common Stockholders are entitled to receive dividends if and when the Board declares dividends from funds legally available.
Security Voting Rights [Text Block]		Common Stockholders are entitled to one vote per share.
Security Liquidation Rights [Text Block]		In the event of the Fund’s liquidation, dissolution or winding up, Common Stockholders would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of Preferred Shares, if any Preferred Shares are outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Prior to issuance of shares of each class or series, the Board is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		33,590,000
Outstanding Security, Held [Shares]		(0)
Outstanding Security, Not Held [Shares]		27,371,263
Series A Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Security Preemptive and Other Rights [Text Block]		Holders of Series A Preferred Stock are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefore, cumulative cash dividends and distributions at the rate of 6.00% per annum of the $25.00 per share liquidation preference on the Series A Preferred Stock.
Outstanding Security, Title [Text Block]		Series A Preferred Stock
Outstanding Security, Authorized [Shares]		3,910,000
Outstanding Security, Not Held [Shares]		3,910,000
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Preferred Stock

The Fund’s Charter authorizes the Board of Directors to classify and reclassify any unissued shares of stock into other classes or series of stock, including Preferred Shares, without the approval of common shareholders. Prior to issuance of any shares of Preferred Shares, the Board of Directors is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for such shares. Thus, the Board of Directors could authorize the issuance of Preferred Shares with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for common shareholders or otherwise be in their best interest.

For any series of Preferred Shares issued by the Fund, the Board of Directors will determine and the Prospectus Supplement relating to such issuance, which will accompany this Prospectus, will describe:

●	the designation and number of Preferred Shares of such series;
●	the rate and time at which, and the preferences and conditions under which, any dividends will be paid on Preferred Shares of such series, the cumulative nature of such dividends and whether such dividends have any participating feature;
●	any provisions relating to convertibility or exchangeability of the Preferred Shares of such series, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or the Fund, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying securities;
●	whether or not the Preferred Shares will be listed or traded on any securities exchange;
●	the rights and preferences, if any, of holders of Preferred Shares of such series upon the liquidation, dissolution or winding up of the Fund’s affairs;
●	the voting powers of the holders of Preferred Shares of such series;
●	any provisions relating to the redemption of the Preferred Shares of such series;
●	any limitations on the Fund’s ability to pay dividends or make distributions on, or acquire or redeem, other securities while Preferred Shares of such series are outstanding;
●	any conditions or restrictions on the Fund’s ability to issue additional Preferred Shares of such series or other securities while Preferred Shares of such series are outstanding;
●	if applicable, a discussion of certain U.S. Federal income tax considerations; and
●	any other relative power, preferences and participating, optional or special rights of Preferred Shares of such series, and the qualifications, limitations or restrictions thereof.

As of the date of this Prospectus, the Fund had outstanding 3,910,000 shares of 6.00% Series A Preferred Stock. All Series A Preferred Stock have a liquidation preference of $25.00 per share, plus accumulated and unpaid dividends. Holders of Series A Preferred Stock are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefore, cumulative cash dividends and distributions at the rate of 6.00% per annum of the $25.00 per share liquidation preference on the Series A Preferred Stock. Dividends and distributions on Series A Preferred Stock are payable quarterly on February 15, May 15, August 15 and November 15 or, in each case, if such date is not a business day, the next succeeding business day, without any interest or other payment in respect of such delay, commencing on May 15, 2022.

Any issuance of Preferred Shares must comply with the requirements of the 1940 Act. Specifically, the Fund is not permitted under the 1940 Act to issue Preferred Shares unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding Preferred Shares. Among other requirements, including other voting rights, the 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two directors at all times. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares would have the right to elect a majority of the Fund’s directors at any time two years’ dividends on any Preferred Shares are unpaid.

Preferred Shares of the Fund would be senior to the common shares with respect to the payment of dividends and the distributions of the assets of the Fund upon liquidation. In addition, all Preferred Shares of the Fund would be pari passu (or on equal footing) with one another and junior to the Fund’s senior securities representing indebtedness. See “Use of Leverage”.

Subscription Rights

The Fund may issue Rights to (i) common shareholders to purchase Common Shares and/or Preferred Shares or (ii) preferred shareholders to purchase Preferred Shares (subject to applicable law). Rights may be issued independently or together with any other offered Security and may or may not be transferable by the person purchasing or receiving the Rights. In connection with a Rights offering to common and/or preferred shareholders, the Fund would distribute certificates evidencing the Rights and a Prospectus Supplement, containing all of the material terms of the Rights agreement relating to such Rights (the “Subscription Rights Agreement”), to the Fund’s common or preferred shareholders, as applicable, as of the record date that the Fund sets for determining the shareholders eligible to receive Rights in such Rights offering.

The applicable Prospectus Supplement would describe the following terms of Rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such Rights;

●	the exercise price for such Rights (or method of calculation thereof);

●	the number of such Rights issued in respect of each Common Share;

●	the number of Rights required to purchase a single Preferred Share;

●	the extent to which such Rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such Rights;

●	the date on which the right to exercise such Rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such Rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Fund may have in connection with such Rights offering;

●	the expected trading market, if any, for rights; and

●	any other terms of such Rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such Rights.

Exercise of Rights. Each Right would entitle the holder of the Right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in, the Prospectus Supplement relating to the Rights offered thereby. Rights would be exercisable at any time up to the close of business on the expiration date for such Rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised Rights would become void.

Upon expiration of the Rights offering and the receipt of payment and the Rights certificate properly completed and duly executed at the corporate trust office of the Rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered Securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement. For complete terms of the Rights, please refer to the actual terms of such Rights which will be set forth in the Subscription Rights Agreement.

Subscription Rights to Purchase Common and Preferred Shares

The Fund may issue Rights, which would entitle holders to purchase both Common Shares and Preferred Shares in a ratio to be set forth in the applicable Prospectus Supplement. In accordance with the 1940 Act, at least three subscription rights to purchase Common Shares would be required to subscribe for one Common Share. It is expected that Rights to purchase both Common Shares and Preferred Shares would require holders to purchase an equal number of Common Shares and Preferred Shares, and would not permit holders to purchase an unequal number of Common Shares or Preferred Shares, or purchase only Common Shares or only Preferred Shares. For example, such an offering might be structured such that three Rights would entitle an investor to purchase one Common Share and one Preferred Share, and such investor would not be able to choose to purchase only a Common Share or only a Preferred Share upon the exercise of his, her or its Rights.

The Common Shares and Preferred Shares issued pursuant to the exercise of any such Rights, however, would at all times be separately tradeable securities. Such Common Shares and Preferred Shares would not be issued as a “unit” or “combination” and would not be listed or traded as a “unit” or “combination” on a securities exchange, such as the NYSE, at any time. The applicable Prospectus Supplement will set forth additional details regarding an offering of Rights to purchase Common Shares and Preferred Shares.

[1]	Based on high and low closing market price for the respective quarter.
[2]	For the fiscal quarter from May 1, 2024 to June 30, 2024 due to the change in the fiscal year end effective May 15, 2024.
[3]	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
[4]	Calculated based on the information presented.